EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
SCHEDULE OF SHARE BASED PAYMENTS EXPENSE

(b) Stock-based compensation

The following table provides the details of the share-based payments expense during the year ended December 31, 2024, 2023, and 2022:

	For the Year Ended
	December 31, 2024		December 31, 2023		December 31, 2022
Employees and directors share-based payments	$820,400	(a)	$1,360,000	(a)	$-
Shares issued for services	$136,000	(a)	$204,000	(a)	$23,100	(a)
	$956,400		$1,564,000		$23,100

SUMMARY OF STOCK OPTION ACTIVITY

Stock option activity for the year ended December 31, 2023 and 2022 is summarized as follows:

			Weighted Average Remaining
	Options	Weighted Average	Contractual Life	Aggregated Intrinsic
	Outstanding*	Exercise Price*	(Year)	Value
Outstanding at January 1, 2022	29,768	$24.0	1.6	$714,400
Granted	-	-	-	-
Exercised	-	-	-	-
Canceled	(1,518)	$24.0	-	-
Outstanding at December 31, 2022	28,250	$24.0	0.6	-
Granted	-	-	-	-
Exercised	-	-	-	-
Canceled	(400)	$24.0	-	$-
Expired	(27,850)	$24.0	-	$-
Outstanding at December 31, 2023	-	-	-	-